Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Summary of the securities issued and the debentures included in long-term debt

Issuance Trust (Dollars in Millions)	Issuance Date	Securities Amount	Debentures Amount	Rate Type	Rate	Maturity Date	Earliest Redemption Date
USB Capital XIII	December 2009	$500	$501	Fixed	6.63	December 2039	December 15, 2014
USB Capital XII	February 2007	535	536	Fixed	6.30	February 2067	February 15, 2012
USB Capital XI	August 2006	765	766	Fixed	6.60	September 2066	September 15, 2011
USB Capital X	April 2006	500	501	Fixed	6.50	April 2066	April 12, 2011
USB Capital IX	March 2006	675	–	N/A	N/A	N/A	N/A
USB Capital VIII	December 2005	375	387	Fixed	6.35	December 2065	December 29, 2010
Total		$3,350	$2,691